Marketable Securities and Securities Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 177,850	¥ 532,619	¥ 785,698
Gross realized gains from available for sale securities	9,593	38,654	39,622
Gross realized loss from available for sale securities	1,834	2,014	37,537
Marketable securities classified as trading securities	433,491	375,802
Investment in non public companies	93,050	75,930
Net unrealized gains on trading securities	21,216		50,992
Net unrealized losses on trading securities		10,768
Total realized impairment losses on marketable securities	¥ 5,530	¥ 9,763	¥ 5,508